UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: June 1, 2014 – August 31, 2014

Item 1.  Schedule of Investments.

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2014

Shares	Security Description	Value

Common Stock - 45.0%
Basic Materials - 1.8%
1,201	CF Industries Holdings, Inc.	$309,462

Communications - 14.2%
12,467	Cisco Systems, Inc.	311,550
9,068	Comtech Telecommunications Corp.	344,947
12,836	Conversant, Inc. (a)	353,503
25,667	Entercom Communications Corp., Class A (a)	234,340
4,514	IAC/InterActiveCorp.	314,129
22,280	Liquidity Services, Inc. (a)	339,547
15,579	magicJack VocalTec, Ltd. (a)	195,361
14,328	Symantec Corp.	347,884
		2,441,261
Consumer Discretionary - 3.9%
8,933	Coach, Inc.	329,002
24,063	TiVo, Inc. (a)	339,048
		668,050
Consumer Staples - 9.5%
10,532	LHC Group, Inc. (a)	271,094
20,000	MoneyGram International, Inc. (a)	281,200
26,895	Performant Financial Corp. (a)	258,730
18,329	RPX Corp. (a)	278,417
8,370	Triple-S Management Corp., Class B (a)	160,202
15,498	Weight Watchers International, Inc.	382,646
		1,632,289
Financials - 1.9%
4,287	CME Group, Inc.	328,170

Industrials - 6.2%
4,943	CH Robinson Worldwide, Inc.	337,409
6,956	Expeditors International of Washington, Inc.	287,283
3,070	Joy Global, Inc.	193,870
3,319	Lindsay Corp.	258,152
		1,076,714
Technology - 7.5%
17,609	AVG Technologies NV (a)	308,862
7,483	Broadridge Financial Solutions, Inc.	318,327
14,436	Cirrus Logic, Inc. (a)	349,062
3,236	VMware, Inc., Class A (a)	319,005
		1,295,256

Total Common Stock (Cost $7,453,831)	7,751,202

Shares	Security Description	Value
Investment Companies - 37.5%
17,306	First Trust Health Care AlphaDEX Fund (a)	$974,674
26,167	First Trust Materials AlphaDEX Fund	886,014
9,885	iShares North American Tech-Software ETF	873,142
9,641	iShares U.S. Oil & Gas Exploration & Production ETF	924,572
18,872	Market Vectors Steel Index Fund	923,029
14,266	SPDR S&P Insurance ETF	926,149
10,560	SPDR S&P Retail ETF	938,045
Total Investment Companies (Cost $6,098,351)	6,445,625
Money Market Fund - 14.3%
2,466,873	Fidelity Institutional Cash Money Market Fund, 0.06% (b) (Cost $2,466,873)	2,466,873
Total Investments - 96.8% (Cost $16,019,055)*	$16,663,700
Other Assets & Liabilities, Net – 3.2%	559,092
Net Assets – 100.0%	$17,222,792

ETF	Exchange Traded Fund
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of August 31, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$959,610
Gross Unrealized Depreciation	(314,965)
Net Unrealized Appreciation	$644,645

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2014

At August 31, 2014, the Fund held the following futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation

2	10-year Mini JGB Future	09/14/14	$286,052	$(5,001)
8	3-month Euro EURIBOR Future	12/18/15	2,660,197	(36,239)
6	90-day Euro Currency Future	12/18/15	1,485,015	60
8	90-day Sterling Future	12/18/15	1,660,197	(24,036)
2	AUD/USD Currency Future	09/21/14	186,058	442
1	AUS/NZD Currency Future	09/21/14	186,459	471
1	Australian 10-year Bond Future	09/20/14	114,250	609
3	Bank Accept Future	06/19/15	675,220	5,319
1	British GBP/JPY Currency Future	09/21/14	207,225	(103)
2	CHF/JPY Currency Future	09/21/14	547,396	(2,680)
1	DAX Index Future	09/23/14	313,305	(3,196)
5	EURO-BOBL Future	09/14/14	862,762	(13,753)
1	EURO-BUND Future	09/14/14	200,122	(1,006)
9	EURO-SCHATZ Future	09/14/14	1,339,086	(28,933)
4	FTSE 100 Index Future	09/26/14	450,458	1,203
1	LME Copper Future	09/21/14	179,533	(4,620)
1	LME Lead Future	09/21/14	54,440	1,391
1	LME Pri Alum Future	09/21/14	46,871	5,167
2	LME Zinc Future	09/21/14	110,704	6,959
1	Long Gilt Future	01/04/15	185,667	2,827
3	Mexican Peso Currency Future	09/21/14	114,045	585
3	NASDAQ 100 E-mini Future	09/23/14	241,341	3,579
8	New Zealand 3-month Bill Future	03/16/15	6,730,262	(102,400)
1	NIKKEI 225 Future	09/16/14	74,362	(283)
1	Russell 2000 Mini Future	09/23/14	114,133	3,207
4	S&P 500 Index E-mini Future	09/23/14	389,466	10,834
6	U.S. 10-year Note Future	01/04/15	751,889	2,799
9	U.S. 2-year Note Future	01/10/15	1,970,365	1,057
8	U.S. 5-year Note Future	01/10/15	949,159	1,529
2	U.S. Long Bond Future	01/04/15	279,348	840
4	USD/ZAR Currency Future	09/21/14	401,998	(592)

(1)	CHF Currency Future	09/21/14	(137,919)	1,806
(1)	EUR/CHF Future	09/21/14	(167,099)	2,851
(1)	Euro FX Currency Future	09/21/14	(167,885)	3,697
(2)	GBP Currency Future	09/21/14	(206,807)	(206)
(1)	LME Copper Future	09/21/14	(176,967)	2,054
(1)	LME Lead Future	09/21/14	(56,567)	736
(1)	LME Pri Alum Future	09/21/14	(49,217)	(2,821)
(2)	LME Zinc Future	09/21/14	(113,771)	(3,892)

$22,691,153	$(169,739)

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2014

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilites as of August 31, 2014.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Basic Materials	$309,462	$-	$-	$309,462
Communications	2,441,261	-	-	2,441,261
Consumer Discretionary	668,050	-	-	668,050
Consumer Staples	1,632,289	-	-	1,632,289
Financials	328,170	-	-	328,170
Industrials	1,076,714	-	-	1,076,714
Technology	1,295,256	-	-	1,295,256
Investment Companies	6,445,625	-	-	6,445,625
Money Market Fund	-	2,466,873	-	2,466,873
Total Investments At Value	$14,196,827	$2,466,873	$-	$16,663,700
Other Financial Instruments**
Futures	60,022	-	-	60,022
Total Assets	$14,256,849	$2,466,873	$-	$16,723,722

Total Liabilities
Other Financial Instruments**
Futures	(229,761)	-	-	(229,761)
Total Liabilities	$(229,761)	$-	$-	$(229,761)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended August 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BAYWOOD SKBA VALUEPLUS FUND SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2014

Shares	Security Description	Value

Common Stock - 97.8%
Basic Materials - 6.5%
2,600	E.I. du Pont de Nemours & Co.	$171,886
7,100	Goldcorp, Inc.	199,297
1,300	LyondellBasell Industries NV, Class A	148,655
8,100	Weyerhaeuser Co. REIT	274,995
		794,833
Capital Goods / Industrials - 11.9%
1,100	Caterpillar, Inc.	119,977
4,800	Eaton Corp PLC	335,088
1,000	International Business Machines Corp.	192,300
2,300	Raytheon Co.	221,582
3,700	Stanley Black & Decker, Inc.	338,550
2,600	United Parcel Service, Inc., Class B	253,058
		1,460,555
Consumer Cyclicals - 2.1%
14,800	Ford Motor Co.	257,668

Consumer Staples - 7.6%
1,100	Kimberly-Clark Corp.	118,800
3,400	Molson Coors Brewing Co., Class B	251,430
3,400	PepsiCo, Inc.	314,466
3,000	The Procter & Gamble Co.	249,330
		934,026
Energy - 14.4%
4,900	BP PLC, ADR	234,416
4,800	ConocoPhillips	389,856
3,200	Ensco PLC, Class A	161,536
2,000	National Oilwell Varco, Inc.	172,860
1,800	Occidental Petroleum Corp.	186,714
1,400	Phillips 66	121,828
8,500	Spectra Energy Corp.	354,110
2,800	Valero Energy Corp.	151,592
		1,772,912
Financials - 21.4%
9,100	BB&T Corp.	339,703
1,600	CME Group, Inc.	122,480
7,500	FNF Group (a)	212,325
9	FNFV Group (a)	135
4,100	JPMorgan Chase & Co.	243,745
2,500	M&T Bank Corp.	309,075
6,700	MetLife, Inc.	366,758
5,900	Symetra Financial Corp.	143,606
2,600	The Chubb Corp.	239,070
8,500	U.S. Bancorp	359,380
5,900	Wells Fargo & Co.	303,496
		2,639,773
Health Care - 15.5%
5,500	AbbVie, Inc.	304,040
4,000	Baxter International, Inc.	299,920

Shares	Security Description	Value
3,200	Becton Dickinson and Co.	$374,944
1,800	Cardinal Health, Inc.	132,660
4,700	Eli Lilly & Co.	298,732
4,800	Johnson & Johnson	497,904
		1,908,200
Technology - 11.3%
2,300	Analog Devices, Inc.	117,576
1,500	Automatic Data Processing, Inc.	125,220
11,100	Cisco Systems, Inc.	277,389
1,700	Harris Corp.	121,363
8,400	Microsoft Corp.	381,612
5,900	TE Connectivity, Ltd.	369,812
		1,392,972
Telecommunications - 4.0%
10,000	Verizon Communications, Inc.	498,200
Utilities - 3.1%
9,600	Exelon Corp.	320,832
1,600	Portland General Electric Co.	55,152
		375,984
Total Common Stock (Cost $9,384,465)	12,035,123
Money Market Funds - 1.8%
223,780	Federated Government Obligations Fund, 0.01% (b) (Cost $223,780)	223,780
Total Investments - 99.6% (Cost $9,608,245)*	$12,258,903
Other Assets & Liabilities, Net – 0.4%	50,507
Net Assets – 100.0%	$12,309,410

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of August 31, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,668,007
Gross Unrealized Depreciation	(17,349)
Net Unrealized Appreciation	$2,650,658

BAYWOOD SKBA VALUEPLUS FUND SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2014

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2014.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$12,035,123
Level 2 - Other Significant Observable Inputs	223,780
Level 3 - Significant Unobservable Inputs	-
Total	$12,258,903

The Level 1 value displayed in this table is Common Stock. The Level 2 valued displayed in this table is a Money Market Fund. Refer to the Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended August 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:           October 7, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:           October 7, 2014

By:           /s Karen Shaw
Karen Shaw, Principal Financial Officer

Date:           October 7, 2014